Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Successor [Member]
Revenue		$ 168,546	$ 162,114	$ 206,019	$ 341,603	$ 474,255
Predecessor [Member]
Revenue	$ 133,939						$ 614,838
New Vehicles Revenue [Member] | Successor [Member]
Revenue		94,234	88,643	113,928	192,046
New Vehicles Revenue [Member] | Predecessor [Member]
Revenue	73,831
Preowned Vehicle Revenue [Member] | Successor [Member]
Revenue		54,812	55,718	69,600	109,634
Preowned Vehicle Revenue [Member] | Predecessor [Member]
Revenue	45,280
Parts, Accessories, and Related Services [Member] | Successor [Member]
Revenue		8,731	8,103	9,944	17,506
Parts, Accessories, and Related Services [Member] | Predecessor [Member]
Revenue	6,121
Finance and Insurance Revenue [Member] | Successor [Member]
Revenue		9,537	8,219	10,656	19,252
Finance and Insurance Revenue [Member] | Predecessor [Member]
Revenue	6,861
Campground, Rental, and Other Revenue [Member] | Successor [Member]
Revenue		$ 1,232	$ 1,431	$ 1,891	$ 3,165
Campground, Rental, and Other Revenue [Member] | Predecessor [Member]
Revenue	$ 1,846